Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Examination [Line Items]
Income tax (payable)	$ (141)
Income taxes receivable		$ 13
Net operating loss carryforwards	130	223
Foreign net operating loss carryforwards resulting in deferred tax assets	86	174
Foreign tax credit carryforwards	3	1
Undistributed earnings of foreign subsidiaries	930	813
Unrecognized tax benefits	75	87	$ 98
Unrecognized tax benefits that would impact tax rate	56	67
Tax benefits interest expense for unpaid taxes	5	6	$ 2
Unrecognized tax benefits interest and penalties accrued	22	25
Unrecognized tax benefits that may be recognized during the next twelve month period	$ 3
Recognition period	12 months
Tax Act, re-measurement of deferred tax liabilities, tax benefit	$ 751
Tax Act, one-time deemed repatriation tax, tax expense	68
Tax Act, release of undistributed foreign earnings liability, tax benefit	30
Foreign taxes, tax benefit	48
Federal and State
Income Tax Examination [Line Items]
Net operating loss carryforwards	44	49
State and Local Jurisdiction [Member]
Income Tax Examination [Line Items]
Valuation allowance against net operating loss deferred tax assets	$ 37	34
Foreign Tax Authority [Member]
Income Tax Examination [Line Items]
Valuation allowance against net operating loss deferred tax assets		$ 143